Note 4 - Leases - Lease Obligations (Details) - CAD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Statement Line Items [Line Items]
Lease obligation	$ 34,386	$ 96,340	$ 96,340
Interest expense	1,427	$ 5,951	9,673
Payments made	(35,813)		(71,627)
Lease obligation	0		34,386
Current portion	0		$ (34,386)
Non-current portion	$ 0